RELATED PARTY TRANSACTIONS - Additional information (Details)			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 12, 2020 USD ($)	Jul. 28, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Jan. 13, 2022 USD ($) $ / shares
Related Party Transaction. [Line Items]
Repayment of promissory note - related party							$ 186,760
Percentage of conversion price higher than value of warrants			1,250		1,250
Advance from related party			$ 277,426		$ 277,426
Administrative Services Agreement
Related Party Transaction. [Line Items]
Expenses per month		$ 10,000			10,000
Expense incurred			30,000	$ 30,000	60,000	$ 60,000	20,000	$ 120,000
Accrued fee			150,000		150,000			90,000
Administrative Services Agreement | Accounts payable and accrued expenses
Related Party Transaction. [Line Items]
Amount due to related party								90,000
Administrative Services Agreement | Accrued liabilities
Related Party Transaction. [Line Items]
Amount due to related party				$ 30,000		$ 30,000
Related Party Loans
Related Party Transaction. [Line Items]
Maximum loans convertible into warrants			1,500,000		1,500,000			$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share) | $ / shares								$ 1.00	$ 1.00
Advance from related party			1,500,000		1,500,000			$ 0
Amount deposited in trust account			492,136		738,206
Expenses related to operations and completing a Business Combination					277,426			0
Working Capital Loans
Related Party Transaction. [Line Items]
Maximum borrowing capacity of related party promissory note									$ 30,000.00
Outstanding balance of related party note			1,500,000		1,500,000		2,000,000	2,000,000
Working Capital Facility
Related Party Transaction. [Line Items]
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Outstanding balance of related party note			$ 829,295		$ 829,295		$ 0	$ 527,756
Amount deposited	900,000
Maximum fund withdrawals	1,500,000
Maximum fund withdraw for lending facility deposits	$ 1,500,000